SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 15,379,184
Amount at which shown in the balance sheet		16,317,142
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost		10,468,937
Fair Value		10,680,714
Amount at which shown in the balance sheet		10,680,714
U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	1,409,996
Fair Value		1,421,716
Amount at which shown in the balance sheet		1,421,716
U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	124,602
Fair Value		157,234
Amount at which shown in the balance sheet		157,234
Non US sovereign government supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	3,232,352
Fair Value		3,255,154
Amount at which shown in the balance sheet		3,255,154
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	2,583,276
Fair Value		2,662,089
Amount at which shown in the balance sheet		2,662,089
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	18,238
Fair Value		18,228
Amount at which shown in the balance sheet		18,228
Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	3,100,387
Fair Value		3,166,290
Amount at which shown in the balance sheet		3,166,290
Other mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	86
Fair Value		3
Amount at which shown in the balance sheet		3
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	821,430
Fair Value		1,295,164
Amount at which shown in the balance sheet		1,295,164
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	26,234
Fair Value		46,404
Amount at which shown in the balance sheet		46,404
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	795,196
Fair Value		1,248,760
Amount at which shown in the balance sheet		1,248,760
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	[1]	1,003,508
Fair Value		1,003,421
Amount at which shown in the balance sheet		1,003,421
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	[2]	2,399,885
Amount at which shown in the balance sheet	[2]	3,266,009
Carrying amount of other invested assets not at fair value		866,000	$ 704,000
Real Estate Investment
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	[3]	0
Amount at which shown in the balance sheet	[3]	$ 71,834

[1]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[2]	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $866 million.
[3]	Investments in real estate are carried at original cost less any impairments.